AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 54.3%
Financials - 11.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$5,300,000	$4,957,822
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[1]	2,282,000	2,230,340
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[2,3,4]	1,195,000	1,010,014
American Tower Corp.
4.400%, 02/15/26	1,900,000	1,873,085
Bank of America Corp.
(3.559% to 04/23/26 then 3 month LIBOR + 1.060%), 3.559%, 04/23/27[2,4]	2,850,000	2,706,936
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	2,775,000	2,378,047
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	4,300,000	4,068,957
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 Month Term SOFR + 4.167%), 5.950%, 05/15/25[2,3,4]	1,550,000	1,444,516
Crown Castle, Inc.
4.000%, 03/01/27	2,300,000	2,228,103
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	2,825,000	2,751,110
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	1,850,000	2,000,402
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[2,4]	3,104,000	2,737,445
Morgan Stanley
3.950%, 04/23/27	2,200,000	2,126,896
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[2,4]	2,948,000	2,843,393
SBA Communications Corp.
3.875%, 02/15/27	3,700,000	3,492,924
SLM Corp.
3.125%, 11/02/26[5]	3,365,000	2,860,250
4.200%, 10/29/25	838,000	754,200
Starwood Property Trust, Inc.
4.750%, 03/15/25	1,700,000	1,598,850
Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	3,400,000	3,142,557
US Bancorp
(4.548% to 07/22/27 then SOFR + 1.660%), 4.548%, 07/22/28[2,4]	2,016,000	1,964,389
	Principal Amount	Value

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 Month Term SOFR + 1.432%), 2.879%, 10/30/30[2,4]	$3,435,000	$2,985,075
Weyerhaeuser Co.
6.875%, 12/15/33	2,600,000	2,849,824

Total Financials		55,005,135
Industrials - 40.9%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,700,000	1,519,688
AECOM
5.125%, 03/15/27	1,650,000	1,634,441
Air Products and Chemicals, Inc.
2.700%, 05/15/40	2,450,000	1,880,508
4.800%, 03/03/33	1,621,000	1,665,899
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1]	5,150,000	4,584,890
Amazon.com, Inc.
4.600%, 12/01/25	4,803,000	4,842,182
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,200,000	2,089,096
Aramark Services, Inc.
5.000%, 02/01/28[1]	3,120,000	2,952,971
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	3,536,000	3,099,183
AT&T, Inc.
4.300%, 02/15/30	2,200,000	2,137,786
Ball Corp.
2.875%, 08/15/30[5]	3,875,000	3,227,701
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	3,019,000	2,918,475
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26[1]	2,000,000	1,945,000
Celanese US Holdings LLC
6.050%, 03/15/25	4,785,000	4,812,465
Centene Corp.
3.375%, 02/15/30	3,650,000	3,184,421
Cisco Systems, Inc.
5.500%, 01/15/40	1,650,000	1,800,096
Clean Harbors, Inc.
4.875%, 07/15/27[1]	2,520,000	2,430,560
Clearwater Paper Corp.
4.750%, 08/15/28[1]	1,950,000	1,751,880
Cogent Communications Group, Inc.
3.500%, 05/01/26[1]	3,365,000	3,137,862
Comcast Corp.
4.650%, 02/15/33[5]	3,717,000	3,735,945
CommonSpirit Health
3.347%, 10/01/29	1,950,000	1,753,552
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	3,350,000	3,211,536

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 40.9% (continued)
Dell International LLC/EMC Corp.
8.100%, 07/15/36[5]	$972,000	$1,133,911
Dell, Inc.
7.100%, 04/15/28	2,750,000	2,937,006
Delta Air Lines, Inc.
7.375%, 01/15/26[5]	3,100,000	3,225,674
Discovery Communications LLC
3.950%, 03/20/28	2,047,000	1,919,241
Eastman Chemical Co.
5.750%, 03/08/33[5]	4,810,000	4,892,311
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	3,000,000	2,880,900
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,725,000	1,805,134
Freeport-McMoRan, Inc.
4.625%, 08/01/30[5]	2,961,000	2,796,807
Graphic Packaging International LLC
3.500%, 03/01/29[1]	2,850,000	2,462,142
Hasbro, Inc.
3.900%, 11/19/29	3,320,000	3,022,516
HB Fuller Co.
4.250%, 10/15/28	3,400,000	3,016,108
HCA, Inc.
3.500%, 09/01/30	3,050,000	2,716,604
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	3,600,000	3,448,296
The Home Depot, Inc.
5.875%, 12/16/36	1,600,000	1,783,929
Howmet Aerospace, Inc.
6.875%, 05/01/25	2,000,000	2,076,210
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	4,293,000	4,297,454
KB Home
4.800%, 11/15/29	1,222,000	1,118,130
6.875%, 06/15/27	1,751,000	1,779,111
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,730,000	2,502,382
Lamar Media Corp.
4.875%, 01/15/29[5]	3,250,000	3,058,412
Merck & Co., Inc.
1.900%, 12/10/28	6,710,000	5,949,751
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,733,575
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,650,183
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	3,000,000	2,679,817
Murphy Oil USA, Inc.
4.750%, 09/15/29	3,250,000	2,960,458
	Principal Amount	Value

Netflix, Inc.
4.875%, 06/15/30[1,5]	$4,905,000	$4,883,148
Newell Brands, Inc.
4.700%, 04/01/26[6]	3,400,000	3,272,500
Novelis Corp.
3.250%, 11/15/26[1]	3,175,000	2,901,521
Owens Corning
7.000%, 12/01/36	1,800,000	2,003,620
Parker-Hannifin Corp.
3.250%, 06/14/29	1,900,000	1,750,174
Penske Automotive Group, Inc.
3.500%, 09/01/25	2,000,000	1,880,769
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	3,250,000	3,225,625
PulteGroup, Inc.
6.000%, 02/15/35[5]	2,050,000	2,074,192
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1,5]	3,000,000	2,246,416
Sonoco Products Co.
2.850%, 02/01/32	3,682,000	3,102,115
Sysco Corp.
2.400%, 02/15/30	4,475,000	3,908,929
Teleflex, Inc.
4.250%, 06/01/28[1]	3,350,000	3,185,565
Tenet Healthcare Corp.
4.875%, 01/01/26	3,250,000	3,186,170
Toll Brothers Finance Corp.
4.875%, 03/15/27	3,250,000	3,152,105
Travel + Leisure Co.
5.650%, 04/01/24[6]	2,700,000	2,691,684
Twilio, Inc.
3.625%, 03/15/29	600,000	517,500
3.875%, 03/15/31[5]	2,694,000	2,285,913
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,709,072
United Rentals North America, Inc.
3.875%, 02/15/31[5]	3,650,000	3,221,125
Verizon Communications, Inc.
3.875%, 02/08/29	5,108,000	4,935,240
VF Corp.
2.950%, 04/23/30[5]	2,100,000	1,765,881
VMware, Inc.
3.900%, 08/21/27	3,200,000	3,063,323
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	2,520,000	2,147,244
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,716,910
WESCO Distribution, Inc.
7.125%, 06/15/25[1]	1,600,000	1,626,320

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 40.9% (continued)
Western Digital Corp.
4.750%, 02/15/26	$1,916,000	$1,838,315
Yum! Brands, Inc.
3.625%, 03/15/31	3,550,000	3,116,900

Total Industrials		199,570,475
Utilities - 2.2%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	3,750,000	3,294,525
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	4,635,000	3,570,598
Northern States Power Co.
2.900%, 03/01/50	5,365,000	3,788,847

Total Utilities		10,653,970

Total Corporate Bonds and Notes (Cost $291,961,718)		265,229,580
Municipal Bonds - 6.2%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,276,528
California State General Obligation, School Improvements 7.550%, 04/01/39	2,300,000	2,977,572
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	3,660,000	3,622,184
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	924,061
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,029,511
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,225,000	3,494,840
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	4,500,000	3,811,516
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,874,937
Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,164,314
University of California, Series BI 1.697%, 05/15/29	3,650,000	3,136,122

Total Municipal Bonds (Cost $34,733,482)		30,311,585
U.S. Government and Agency Obligations - 37.0%
Fannie Mae - 16.3%
FNMA
2.000%, 04/01/51	12,280,906	10,180,923
3.500%, 02/01/35 to 02/01/51	38,686,279	36,881,578
	Principal Amount	Value

FNMA
4.000%, 07/01/44 to 01/01/51	$23,363,295	$22,727,446
4.500%, 05/01/48 to 06/01/49	6,804,232	6,818,192
5.000%, 05/01/50	3,116,672	3,160,573

Total Fannie Mae		79,768,712
Freddie Mac - 8.5%
FHLMC
2.000%, 03/01/36	8,547,702	7,732,851
3.000%, 04/01/51	16,430,913	14,822,391
3.500%, 02/01/50	9,346,117	8,798,880
4.500%, 10/01/48 to 12/01/48	9,889,412	9,857,582

Total Freddie Mac		41,211,704
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds
1.250%, 05/15/50	4,625,000	2,688,642
1.875%, 02/15/51	13,662,000	9,331,253
2.250%, 05/15/41	19,209,000	15,255,398
2.500%, 02/15/46	2,096,000	1,664,682
3.125%, 05/15/48	10,968,000	9,788,940
3.500%, 02/15/39	7,727,000	7,633,431
5.000%, 05/15/37	2,221,000	2,589,981
U.S. Treasury Notes
2.500%, 01/31/25	1,000,000	971,016
3.500%, 02/15/33	4,829,000	4,836,545
4.000%, 02/29/28	4,758,000	4,843,867

Total U.S. Treasury Obligations		59,603,755

Total U.S. Government and Agency Obligations (Cost $207,890,064)		180,584,171
Foreign Government Obligation - 0.9%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $4,552,035)	4,550,000	4,445,497

Short-Term Investments - 5.1%
Joint Repurchase Agreements - 4.5%[7]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $5,475,117 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $5,582,377)	5,472,919	5,472,919
Cantor Fitzgerald Securities, Inc., dated 03/31/23, due 04/03/23, 4.830% total to be received $3,019,397 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 04/25/23 - 02/20/73, totaling $3,078,546)	3,018,182	3,018,182
Citadel Securities LLC, dated 03/31/23, due 04/03/23, 4.880% total to be received $2,134,015 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/04/23 - 02/15/53, totaling $2,176,696)	2,133,148	2,133,148

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 4.5%[7] (continued)
Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $3,767,108 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $3,840,911)	$3,765,599	$3,765,599
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $5,475,117 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $5,582,377)	5,472,919	5,472,919
State of Wisconsin Investment Board, dated 03/31/23, due 04/03/23, 4.910% total to be received $2,027,629 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $2,067,337)	2,026,800	2,026,800

Total Joint Repurchase Agreements		21,889,567
	Principal Amount	Value

Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $3,164,226 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $3,226,343)	$3,163,000	$3,163,000

Total Short-Term Investments (Cost $25,052,567)		25,052,567
Total Investments - 103.5% (Cost $564,189,866)		505,623,400
Other Assets, less Liabilities - (3.5)%		(17,267,765)
Net Assets - 100.0%		$488,355,635

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $49,874,323 or 10.2% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Some of these securities, amounting to $27,854,757 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$265,229,580	—	$265,229,580
Municipal Bonds†	—	30,311,585	—	30,311,585
U.S. Government and Agency Obligations†	—	180,584,171	—	180,584,171
Foreign Government Obligation†	—	4,445,497	—	4,445,497
Short-Term Investments
Joint Repurchase Agreements	—	21,889,567	—	21,889,567
Repurchase Agreements	—	3,163,000	—	3,163,000
Total Investments in Securities	—	$505,623,400	—	$505,623,400

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$27,854,757	$21,889,567	$6,703,513	$28,593,080
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	07/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.